Financial Instruments and Risk Management - Fair Value Measurement (Details) - Fair value - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives | Level 1
Assets:
Liabilities:	$ 0.0	$ 0.0
Derivatives | Level 2
Assets:
Liabilities:	(13.7)	(13.6)
Derivatives | Level 1
Assets:
Assets	0.0	0.0
Derivatives | Level 2
Assets:
Assets	37.6	7.9
Interest rate swaps | Derivatives | Level 1
Assets:
Liabilities:	0.0	0.0
Interest rate swaps | Derivatives | Level 2
Assets:
Liabilities:	0.0	(7.4)
Interest rate swaps | Derivatives | Level 1
Assets:
Assets	0.0	0.0
Interest rate swaps | Derivatives | Level 2
Assets:
Assets	18.7	0.5
Foreign currency forwards and swaps | Derivatives | Level 1
Assets:
Liabilities:	0.0	0.0
Foreign currency forwards and swaps | Derivatives | Level 2
Assets:
Liabilities:	(13.7)	(6.2)
Foreign currency forwards and swaps | Derivatives | Level 1
Assets:
Assets	0.0	0.0
Foreign currency forwards and swaps | Derivatives | Level 2
Assets:
Assets	$ 18.9	$ 7.4